Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 20, 2018
TO THE PROSPECTUS DATED APRIL 30, 2018

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Alternative Fund under "Principal Investment Strategies," please delete the section "Event Driven and Merger Arbitrage Strategy" in the entirety and replace with the following:

Event Driven and Merger Arbitrage Strategy

Westchester Capital Management, LLC ("Westchester") employs a merger arbitrage strategy ("Merger Arbitrage Strategy") that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment company typically formed for the purpose of acquiring an operating business. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.
JNL Multi-Manager Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 20, 2018
TO THE PROSPECTUS DATED APRIL 30, 2018

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Alternative Fund under "Principal Investment Strategies," please delete the section "Event Driven and Merger Arbitrage Strategy" in the entirety and replace with the following:

Event Driven and Merger Arbitrage Strategy

Westchester Capital Management, LLC ("Westchester") employs a merger arbitrage strategy ("Merger Arbitrage Strategy") that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment company typically formed for the purpose of acquiring an operating business. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.